Other income (expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Income Expenses [Abstract]
Gain/(loss) on sale of supplies and fixed assets	$ (162)	$ 85
Interest income	203	36
Allowance for inventory obsolescence	(238)	(1,739)
Miscellaneous income (expenses)	(310)	330
Total Other income (expenses)	$ (507)	$ (1,288)